FINANCING AND FINANCIAL INSTRUMENTS - Schedule of Cash and Cash Equivalents and Restricted Cash (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Entity Information [Line Items]
Cash at bank	$ 1,832	$ 1,701
Term deposits	283	297
Money market funds	57	576
Total	2,172	2,574	$ 2,501	$ 4,002
Restricted cash	182	212
Cash deposit in connection with the mandatory convertible bonds	20	$ 75	$ 75
ArcelorMittal South Africa Ltd. (AMSA)
Entity Information [Line Items]
Cash deposit in connection with various environmental obligations and true sales of receivable programs	$ 103